Short-Term Borrowings (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Detailed Information About Short Term Borrowings [Abstract]
Reconciliation of Accounts Receivable Securitization
A summary of our accounts receivable securitization program as at August 31, 2022 is as follows:

	2022 $	2021 $
Accounts receivable securitization program, beginning of period	200	200
Repayment of accounts receivable securitization	–	–

Accounts receivable securitization program, end of period	200	200

Summary of Accounts Receivable Securitization

	2022 $	2021 $

Trade accounts receivable sold to buyer as security (1)	321	416
Short-term borrowings from buyer	(200)	(200)

Overcollateralization	121	216

(1)	On August 26, 2022, all Freedom related upsale agreements for this program were terminated.